Share-based payments - Valuation of Options (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Y € / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017
Key assumptions used to derive the option value
Volatility (%)	70.00%	70.00%	60.00%
Virtual share option programs 2016 and 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash flow projection period		10 years
Terminal value growth rate (%)		2.00%
Discount rate (%)		15.00%
Market interest rate (%)		6.00%
Key assumptions used to derive the option value
Volatility (%)		70.00%
Risk-free interest rate (%)		(0.80%)
Dividend yield (%)		0.00%
Option term (years)		0.4
Virtual share option programs 2016 and 2017 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Debt leverage (%)		0.00%
Virtual share option programs 2016 and 2017 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Debt leverage (%)		(5.00%)
Virtual share option program 2017 (Cash settled)
Expenses arising from share-based payment transactions
Expenses arising from cash-settled share-based payment transactions	€ 5,118	€ 4,079
Virtual share option program 2016 (Cash settled)
Expenses arising from share-based payment transactions
Expenses offset by replacement equity-settled share-based payment transactions	596	1,442
Equity share option 2017 and 2019
Expenses arising from share-based payment transactions
Expenses arising from cash-settled share-based payment transactions	5,714	5,521
Expenses arising from equity-settled share-based payment transactions	704
Total expenses arising from share-based payment transactions	€ 6,418	€ 5,521
Equity share option 2017 (Equity settled)
Key assumptions used to derive the option value
Exercise price | € / shares	€ 0.12
Share price at grant date | € / shares	€ 12.58
Volatility (%)	70.00%
Risk-free interest rate (%)	(0.70%)
Dividend yield (%)	0.00%
Option term (years) | Y	10
Equity share option 2019 (Equity settled)
Key assumptions used to derive the option value
Exercise price | € / shares	€ 12.58
Share price at grant date | € / shares	€ 12.58
Volatility (%)	70.00%
Risk-free interest rate (%)	(0.70%)
Dividend yield (%)	0.00%
Option term (years) | Y	10